Property And Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment
PROPERTY AND EQUIPMENT
The major categories of property and equipment and related accumulated depletion, depreciation, amortization and impairment as of March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013	December 31, 2012
	(In thousands)
Oil and natural gas properties	$1,932,419	$1,611,090
Office furniture and fixtures	4,738	4,476
Building	3,926	3,926
Land	260	260
Total property and equipment	1,941,343	1,619,752
Accumulated depletion, depreciation, amortization and impairment	(688,467)	(665,884)
Property and equipment, net	$1,252,876	$953,868

Included in oil and natural gas properties at March 31, 2013 is the cumulative capitalization of $35.5 million in general and administrative costs incurred and capitalized to the full cost pool. General and administrative costs capitalized to the full cost pool represent management’s estimate of costs incurred directly related to exploration and development activities such as geological and other administrative costs associated with overseeing the exploration and development activities. All general and administrative costs not directly associated with exploration and development activities were charged to expense as they were incurred. Capitalized general and administrative costs were approximately $2.9 million and $2.0 million for the three months ended March 31, 2013 and 2012, respectively.
The following table summarizes the Company’s non-producing properties excluded from amortization by area at March 31, 2013:

March 31, 2013
(In thousands)
Colorado	$6,088
Bakken	301
Southern Louisiana	789
Ohio	862,655
Other	46
$869,879

At December 31, 2012, approximately $626.3 million of non-producing leashehold costs was not subject to amortization.
The Company evaluates the costs excluded from its amortization calculation at least annually. Subject to industry conditions and the level of the Company’s activities, the inclusion of most of the above referenced costs into the Company’s amortization calculation is expected to occur within three to five years.
A reconciliation of the Company's asset retirement obligation for the three months ended March 31, 2013 and 2012 is as follows:

	March 31, 2013	March 31, 2012
	(In thousands)
Asset retirement obligation, beginning of period	$13,275	$12,653
Liabilities incurred	670	598
Liabilities settled	(780)	(531)
Accretion expense	175	176
Asset retirement obligation as of end of period	13,340	12,896
Less current portion	780	620
Asset retirement obligation, long-term	$12,560	$12,276

On May 7, 2012, the Company entered into a contribution agreement with Diamondback Energy Inc. ("Diamondback"). Under the terms of the contribution agreement, the Company agreed to contribute to Diamondback, prior to the closing of the Diamondback initial public offering (“Diamondback IPO”), all its oil and natural gas interests in the Permian Basin (the "Contribution"). The Contribution was completed on October 11, 2012. At the closing of the Contribution, Diamondback issued to the Company (i) 7,914,036 shares of Diamondback common stock and (ii) a promissory note for $63.6 million, which was repaid to the Company at the closing of the Diamondback IPO on October 17, 2012. This aggregate consideration was subject to a post-closing cash adjustment based on changes in the working capital, long-term debt and certain other items of Diamondback O&G LLC, formerly Windsor Permian LLC ("Diamondback O&G"), as of the date of the Contribution. In January 2013, the Company received an additional payment from Diamondback of approximately $18.6 million as a result of this post-closing adjustment. Diamondback O&G is a wholly-owned subsidiary of Diamondback. Under the contribution agreement, the Company is generally responsible for all liabilities and obligations with respect to the contributed properties arising prior to the Contribution and Diamondback is responsible for such liabilities and obligations with respect to the contributed properties arising after the Contribution.

In connection with the Contribution, the Company and Diamondback entered into an investor rights agreement under which the Company has the right, for so long as it beneficially owns more than 10% of Diamondback’s outstanding common stock, to designate one individual as a nominee to serve on Diamondback’s board of directors. Such nominee, if elected to Diamondback’s board, will also serve on each committee of the board so long as he or she satisfies the independence and other requirements for service on the applicable committee of the board. So long as the Company has the right to designate a nominee to Diamondback’s board and there is no Gulfport nominee actually serving as a Diamondback director, the Company has the right to appoint one individual as an advisor to the board who shall be entitled to attend board and committee meetings. The Company is also entitled to certain information rights and Diamondback granted the Company certain demand and “piggyback” registration rights obligating Diamondback to register with the SEC any shares of Diamondback common stock that the Company owns. Immediately upon completion of the Contribution, the Company owned a 35% equity interest in Diamondback, rather than leasehold interests in the Company’s Permian Basin acreage. Upon completion of the Diamondback IPO on October 17, 2012, Gulfport owned approximately 22.5% of Diamondback's outstanding common stock. On October 18, 2012, the underwriters of the Diamondback IPO exercised in full their option to purchase additional shares of common stock of Diamondback and, upon the closing of such purchase on October 23, 2012, Gulfport owned approximately 21.4% of Diamondback's outstanding common stock. Following the Contribution, the Company accounts for its interest in Diamondback as an equity investment.

PROPERTY AND EQUIPMENT
The major categories of property and equipment and related accumulated depletion, depreciation, amortization and impairment as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Oil and natural gas properties	$1,611,090,000	$1,035,754,000
Office furniture and fixtures	4,476,000	3,692,000
Building	3,926,000	4,049,000
Land	260,000	283,000
Total property and equipment	1,619,752,000	1,043,778,000
Accumulated depletion, depreciation, amortization and impairment	(665,884,000)	(575,142,000)
Property and equipment, net	$953,868,000	$468,636,000

No impairment of oil and natural gas properties was required under the ceiling test for the years ended December 31, 2012, 2011 and 2010.
Included in oil and natural gas properties at December 31, 2012 and 2011 is the cumulative capitalization of $32,562,000 and $23,494,000, respectively, in general and administrative costs incurred and capitalized to the full cost pool. General and administrative costs capitalized to the full cost pool represent management’s estimate of costs incurred directly related to exploration and development activities such as geological and other administrative costs associated with overseeing the exploration and development activities. All general and administrative costs not directly associated with exploration and development activities were charged to expense as they were incurred. Capitalized general and administrative costs were approximately $9,068,000, $5,368,000 and $4,117,000 for the years ended December 31, 2012, 2011 and 2010, respectively.
The following is a summary of Gulfport’s oil and gas properties not subject to amortization as of December 31, 2012:

	Costs Incurred in
	2012	2011	2010	Prior to 2010	Total
Acquisition costs	$512,636,000	$112,591,000	$661,000	$407,000	$626,295,000
Exploration costs	—	—	—	—	—
Development costs	—	—	—	—	—
Total oil and gas properties not subject to amortization	$512,636,000	$112,591,000	$661,000	$407,000	$626,295,000

At December 31, 2012, approximately $295,000 of non-producing leasehold costs related to the Company’s Bakken properties and $5,998,000 of non-producing leasehold costs related to the Company’s Colorado properties are excluded from amortization. In addition, approximately $774,000 of non-producing leasehold costs related to the Company’s Southern Louisiana assets, $619,182,000 of non-producing leasehold costs related to the Company’s Ohio leasehold costs and $46,000 of non-producing leasehold costs related to other projects are also excluded from amortization. At December 31, 2011, approximately $138,623,000 of non-producing leasehold costs was not subject to amortization.
During the year ended December 31, 2012, the Company determined that further development of its non-producing leasehold assets located in Belize was not in alignment with its current strategic operating plan and therefore recognized a loss on disposal of assets, net of tax, of approximately $3.5 million which is included in discontinued operations on the accompanying consolidated statements of operations for the year ended December 31, 2012.
The Company evaluates the costs excluded from its amortization calculation at least annually. Subject to industry conditions and the level of the Company’s activities, the inclusion of most of the above referenced costs into the Company’s amortization calculation is expected to occur within three to five years.
A reconciliation of the asset retirement obligation for the years ended December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Asset retirement obligation, beginning of period	$12,653,000	$10,845,000
Liabilities incurred	2,195,000	1,390,000
Liabilities settled	(2,271,000)	(248,000)
Accretion expense	698,000	666,000
Asset retirement obligation as of end of period	13,275,000	12,653,000
Less current portion	60,000	620,000
Asset retirement obligation, long-term	$13,215,000	$12,033,000

On May 7, 2012, the Company entered into a contribution agreement with Diamondback. Under the terms of the contribution agreement, the Company agreed to contribute to Diamondback, prior to the closing of the Diamondback initial public offering (“Diamondback IPO”), all its oil and gas interests in the Permian Basin (the "Contribution"). The Contribution was completed on October 11, 2012. At the closing of the Contribution, Diamondback issued to the Company (i) 7,914,036 shares of Diamondback common stock and (ii) a promissory note for $63.6 million, which was repaid to the Company at the closing of the Diamondback IPO on October 17, 2012. This aggregate consideration was subject to a post-closing cash adjustment based on changes in the working capital, long-term debt and certain other items of Diamondback O&G LLC, formerly Windsor Permian LLC ("Diamondback O&G"), as of the date of the Contribution. In January 2013, the Company received an additional payment from Diamondback of approximately $18.6 million as a result of this post-closing adjustment which is included in accounts receivable - related parties on the accompanying consolidated balance sheets. Diamondback O&G is a wholly-owned subsidiary of Diamondback. Under the contribution agreement, the Company is generally responsible for all liabilities and obligations with respect to the contributed properties arising prior to the Contribution and Diamondback is responsible for such liabilities and obligations with respect to the contributed properties arising after the Contribution.

In accordance with the Company's policy under the full cost method of accounting to only recognize a gain or loss upon the disposal of oil and natural gas properties if such dispositions significantly alter the relationship between capitalized costs and proven oil and natural gas reserves, the Company recognized a gain on the sale of its Permian Basin assets of approximately $7.3 million, which is included in the accompanying consolidated statements of operations for the year ended December 31, 2012. In addition, the Company recorded a reduction to its full cost pool of approximately $213.0 million as a result of the Contribution.

In connection with the Contribution, the Company and Diamondback entered into an investor rights agreement under which the Company has the right, for so long as it beneficially owns more than 10% of Diamondback’s outstanding common stock, to designate one individual as a nominee to serve on Diamondback’s board of directors. Such nominee, if elected to Diamondback’s board, will also serve on each committee of the board so long as he or she satisfies the independence and other requirements for service on the applicable committee of the board. So long as the Company has the right to designate a nominee to Diamondback’s board and there is no Gulfport nominee actually serving as a Diamondback director, the Company has the right to appoint one individual as an advisor to the board who shall be entitled to attend board and committee meetings. The Company is also entitled to certain information rights and Diamondback granted the Company certain demand and “piggyback” registration rights obligating Diamondback to register with the Securities and Exchange Commission (the "SEC") any shares of Diamondback common stock that the Company owns. Immediately upon completion of the Contribution, the Company owned a 35% equity interest in Diamondback, rather than leasehold interests in the Company’s Permian Basin acreage. Upon completion of the Diamondback IPO on October 17, 2012, Gulfport owned approximately 22.5% of Diamondback's outstanding common stock. On October 18, 2012, the underwriters of the Diamondback IPO exercised in full their option to purchase additional shares of common stock of Diamondback and, upon the closing of such purchase on October 23, 2012, Gulfport owned approximately 21.4% of Diamondback's outstanding common stock. Following the Contribution, the Company accounts for its interest in Diamondback as an equity investment.